Supplement to the
Fidelity Advisor Freedom Funds®
Class A, Class T, Class B, and Class C
May 30, 2012
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor® Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor® Freedom Fund from time to time. Fidelity Advisor Series Equity-Income Fund, Fidelity Advisor Series Mega Cap Fund, Fidelity Advisor Series Opportunistic Insights Fund, and Fidelity Advisor Series Stock Selector Large Cap Value Fund have been added to the selection of underlying funds.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 52.

Fidelity Advisor Series Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500® Index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Mega Cap Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in common stocks of companies with mega market capitalizations. Although a universal definition of mega market capitalization companies does not exist, for purposes of this fund, FMR generally defines mega market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Top 200® Index or the S&P 100® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Opportunistic Insights Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

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In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Stock Selector Large Cap Value Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Value Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information for Fidelity Series All-Sector Equity Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 54.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Index, a market capitalization-weighted index designed to measure the performance of the large-cap segment of the U.S. equity market. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

The following information replaces the similar information found in the "Fund Management" section on page 70.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager, except for Fidelity Commodity Strategy Fund, for which FMR serves as administrator.

As the manager for the underlying Fidelity funds, FMR (or Geode Capital Management, in the case of Series Fidelity Commodity Strategy Fund) is responsible for choosing each fund's investments. FMR is also responsible for handling the business affairs for each Fidelity Freedom Fund.

Supplement to the
Fidelity Advisor Freedom Funds®
Institutional Class
May 30, 2012
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Advisor® Freedom Fund and modify the selection of underlying Fidelity funds for any Fidelity Advisor® Freedom Fund from time to time. Fidelity Advisor Series Equity-Income Fund, Fidelity Advisor Series Mega Cap Fund, Fidelity Advisor Series Opportunistic Insights Fund, and Fidelity Advisor Series Stock Selector Large Cap Value Fund have been added to the selection of underlying funds.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 41.

Fidelity Advisor Series Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500® Index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Mega Cap Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in common stocks of companies with mega market capitalizations. Although a universal definition of mega market capitalization companies does not exist, for purposes of this fund, FMR generally defines mega market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Top 200® Index or the S&P 100® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Opportunistic Insights Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

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In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Advisor Series Stock Selector Large Cap Value Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Value Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information for Fidelity Series All-Sector Equity Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 43.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Index, a market capitalization-weighted index designed to measure the performance of the large-cap segment of the U.S. equity market. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

The following information replaces the similar information found in the "Buying Shares" section on page 55.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary and employee benefit plans not recordkept by Fidelity. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR LLC or FIL Limited or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Charitable organizations (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) or charitable remainder trusts or life income pools established for the benefit of a charitable organization;

7. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

8. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity;

9. Broker-dealer, registered investment adviser, insurance company, trust institution, and bank trust department health savings account programs; and

10. Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

The following information replaces the similar information found in the "Fund Management" section on page 59.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager, except for Fidelity Commodity Strategy Fund, for which FMR serves as administrator.

As the manager for the underlying Fidelity funds, FMR (or Geode Capital Management, in the case of Series Fidelity Commodity Strategy Fund) is responsible for choosing each fund's investments. FMR is also responsible for handling the business affairs for each Fidelity Freedom Fund.

Supplement to the
Fidelity Freedom® Funds
May 30, 2012
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom® Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Fidelity® Series Equity-Income Fund, Fidelity® Series Intrinsic Opportunities Fund, Fidelity Series Mega Cap Fund, Fidelity Series Opportunistic Insights Fund, and Fidelity Series Stock Selector Large Cap Value Fund have been added to the selection of underlying funds.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 86.

Fidelity Series Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500® Index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

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If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Intrinsic Opportunities Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Although FMR focuses on investing the fund's assets in "value" stocks, FMR may also make substantial investments in companies it believes have above-average growth potential. Stocks of these companies are often called "growth" stocks. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Mega Cap Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in common stocks of companies with mega market capitalizations. Although a universal definition of mega market capitalization companies does not exist, for purposes of this fund, FMR generally defines mega market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Top 200® Index or the S&P 100® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Opportunistic Insights Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Stock Selector Large Cap Value Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Value Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information for Fidelity Series All-Sector Equity Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 88.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Index, a market capitalization-weighted index designed to measure the performance of the large-cap segment of the U.S. equity market. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

The following information replaces the similar information found in the "Fund Management" section on page 120.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager, except for Fidelity Commodity Strategy Fund, for which FMR serves as administrator.

As the manager for the underlying Fidelity funds, FMR (or Geode Capital Management, in the case of Series Fidelity Commodity Strategy Fund) is responsible for choosing each fund's investments. FMR is also responsible for handling the business affairs for each Fidelity Freedom Fund.

Supplement to the
Fidelity Freedom® Funds
May 30, 2012
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom® Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom Fund from time to time. Fidelity® Series Equity-Income Fund, Fidelity® Series Intrinsic Opportunities Fund, Fidelity Series Mega Cap Fund, Fidelity Series Opportunistic Insights Fund, and Fidelity Series Stock Selector Large Cap Value Fund have been added to the selection of underlying funds.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 48.

Fidelity Series Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500® Index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Intrinsic Opportunities Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Although FMR focuses on investing the fund's assets in "value" stocks, FMR may also make substantial investments in companies it believes have above-average growth potential. Stocks of these companies are often called "growth" stocks. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Mega Cap Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in common stocks of companies with mega market capitalizations. Although a universal definition of mega market capitalization companies does not exist, for purposes of this fund, FMR generally defines mega market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Top 200® Index or the S&P 100® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

FF-13-02L  April 1, 2013
1.808379.127

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Opportunistic Insights Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Stock Selector Large Cap Value Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Value Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information for Fidelity Series All-Sector Equity Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 50.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Index, a market capitalization-weighted index designed to measure the performance of the large-cap segment of the U.S. equity market. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

The following information replaces the similar information found in the "Fund Management" section on page 66.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager, except for Fidelity Commodity Strategy Fund, for which FMR serves as administrator.

As the manager for the underlying Fidelity funds, FMR (or Geode Capital Management, in the case of Series Fidelity Commodity Strategy Fund) is responsible for choosing each fund's investments. FMR is also responsible for handling the business affairs for each Fidelity Freedom Fund.

Supplement to the
Fidelity Freedom K® Funds
May 30, 2012
Prospectus

Strategic Advisers may modify the target asset allocation strategy for any Fidelity Freedom K® Fund and modify the selection of underlying Fidelity funds for any Fidelity Freedom K® Fund from time to time. Fidelity® Series Equity-Income Fund, Fidelity® Series Intrinsic Opportunities Fund, Fidelity Series Mega Cap Fund, Fidelity Series Opportunistic Insights Fund, and Fidelity Series Stock Selector Large Cap Value Fund have been added to the selection of underlying funds.

The following disclosure supplements the similar disclosure found in the "Investment Details" section under the heading "Domestic Equity Funds" beginning on page 45.

Fidelity Series Equity-Income Fund seeks reasonable income. In pursuing this objective, the fund will also consider the potential for capital appreciation.

FMR normally invests at least 80% of the fund's assets in equity securities. FMR normally invests the fund's assets primarily in income-producing equity securities. FMR may also invest the fund's assets in other types of equity securities and debt securities, including lower-quality debt securities. The fund seeks a yield for its shareholders that exceeds the yield on the securities comprising the S&P 500® Index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR's emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. However, FMR is not constrained by any particular investment style. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Intrinsic Opportunities Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

Although FMR focuses on investing the fund's assets in "value" stocks, FMR may also make substantial investments in companies it believes have above-average growth potential. Stocks of these companies are often called "growth" stocks. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Mega Cap Fund seeks high total return.

FMR normally invests at least 80% of the fund's assets in common stocks of companies with mega market capitalizations. Although a universal definition of mega market capitalization companies does not exist, for purposes of this fund, FMR generally defines mega market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Top 200® Index or the S&P 100® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

FF-K-13-02  April 1, 2013
1.900382.113

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Opportunistic Insights Fund seeks capital appreciation.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in securities of companies whose value it believes is not fully recognized by the public. The types of companies in which the fund may invest include companies experiencing positive fundamental change, such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earnings potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have fallen temporarily out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR is not constrained by any particular investment style. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

Fidelity Series Stock Selector Large Cap Value Fund seeks long-term growth of capital.

FMR normally invests at least 80% of the fund's assets in stocks of companies with large market capitalizations. Although a universal definition of large market capitalization companies does not exist, for purposes of this fund, FMR generally defines large market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Index or the S&P 500® Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

FMR invests in companies that it believes are undervalued in the marketplace in relation to factors such as the company's assets, sales, earnings, growth potential, or cash flow, or in relation to securities of other companies in the same industry. Companies with these characteristics tend to have lower than average price/book (P/B), price/sales (P/S), or price/earnings (P/E) ratios. The stocks of these companies are often called "value" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

FMR allocates the fund's assets across different market sectors, using different Fidelity managers to handle investments within each sector. At present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Value Index. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values.

If FMR's strategies do not work as intended, the fund may not achieve its objective.

The following information replaces the similar information for Fidelity Series All-Sector Equity Fund found in the "Investment Details" section under the heading "Domestic Equity Funds" on page 47.

FMR expects the fund's sector allocations will approximate the sector weightings of the Russell 1000 Index, a market capitalization-weighted index designed to measure the performance of the large-cap segment of the U.S. equity market. While FMR may overweight or underweight one or more sectors from time to time, FMR expects the returns of the fund to be driven primarily by the security selections of the managers of each sector.

The following information replaces the similar information found in the "Fund Management" section on page 61.

FMR, an affiliate of Strategic Advisers, is each underlying Fidelity fund's manager, except for Fidelity Commodity Strategy Fund, for which FMR serves as administrator.

As the manager for the underlying Fidelity funds, FMR (or Geode Capital Management, in the case of Series Fidelity Commodity Strategy Fund) is responsible for choosing each fund's investments. FMR is also responsible for handling the business affairs for each Fidelity Freedom Fund.